Subsidiaries	12 Months Ended
Dec. 31, 2020
Subsidiaries [Abstract]
Subsidiaries

Note 5 - Subsidiaries

For the year ended December 31, 2020	USD thousands
IPR&D related to TyrNovo (see 5A below)	6,172
IPR&D related to Famewave (see 5B below)	14,310

Total intangible assets	20,482

A	Acquisition of Tyrnovo

1. On January 13, 2017, the Company completed its acquisition from Goldman Hirsh Partners Ltd ("GHP") of a controlling interest in TyrNovo, a privately-owned Israeli company, which is developing NT219, a small molecule that has demonstrated in pre-clinical studies, the potential to overcome resistance to multiple anti-cancer drugs.

Pursuant to the terms of the transaction, the Company issued to GHP 564,625 of its Ordinary Shares (the "Consideration Shares") and paid GHP aggregate cash proceeds of approximately USD 2 million (the "Cash Consideration") in exchange for 9,570 Ordinary Shares in TyrNovo, that represented approximately 65% of TyrNovo's shares. In addition, the Company was assigned a loan in the amount of USD 101 thousand which had been made by GHP to TyrNovo (the "TyrNovo Acquisition"). USD 167 thousand of the Cash Consideration was held back by the Company pending the fulfillment of certain conditions as agreed to between the Company and GHP. During 2019 the Company and GHP signed an agreement, according to which the Company paid GHP USD 91 thousand and the remaining amount of USD 76 thousand was retained by the Company to cover any future claims it might have with regards of any matter the above amount was withheld for and is waived by GHP. The Company has written off this remaining liability in June 2019.

Acquisition of the Company was accounted for as the acquisition of a group of assets and liabilities in view of the acquired company not being a business and therefore not meeting the definition of a business combination in IFRS 3. Accordingly, the transaction consideration was allocated proportionately to the identifiable assets and liabilities acquired, based on their fair value at the acquisition date. In addition, no goodwill was recognized and no deferred taxes were recognized in respect of the temporary difference that existed on the acquisition date.

(1)	Consideration

The following summarizes the acquisition date fair value of each major class of consideration:

USD thousands
Cash	2,000
Equity instruments issued (564,625 Ordinary Shares) (1)	1,800
Assignment of loan to the Company	(101)
Total consideration transferred	3,699

(1)	The fair value of the Ordinary Shares issued was based on the listed share price of the Group on January 11, 2017 of approximately USD 3.19 per share.

(2)	Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

USD thousands
Current assets	21
Fixed assets, net	3
Intangible assets (2)	6,172
Short-term credit from bank	(16)
Trade payables	(123)
Other payables	(212)
Long-term related parties	(130)
Total net identifiable assets	5,715

(2)	In-process research and development

Purchased in-process research and development expense represents the value assigned to research and development projects, which were commenced but not yet completed at the date of acquisition. Technological feasibility for these projects has not been established and they have no alternative future use in research and development activities or otherwise.

2.	Additional acquisition of minority shareholders

In October 2017, the Company signed an agreement for the acquisition of an additional 27% stake in TyrNovo (the "Newly Acquired TyrNovo Shares"), from a group of unaffiliated minority shareholders of TyrNovo, who collectively held 4,024 ordinary shares, or approximately 27%, of TyrNovo. In exchange for these Newly Acquired TyrNovo Shares, the Company issued to these unaffiliated minority shareholders of TyrNovo, in aggregate, 658,484 newly issued ordinary shares of the Company, which, at that time, represented approximately 6% of the Company's issued and outstanding share capital.

The closing of this transaction took place on March 15, 2018, following which the Company held approximately 91.9% of TyrNovo's issued and outstanding ordinary shares.

The carrying amount of TyrNovo's net assets in the consolidated financial statements on the date of the acquisition was USD 2,821 thousand. The Group recognized a decrease in non-controlling interests of USD 768 thousand, an increase in share premium of USD 1,483 thousand and a decrease in a capital reserve for transactions with non-controlling interest of USD 715 thousand.

3.	Settlement with a minority shareholder

In June 2018, the Company signed an agreement with a minority shareholder in TyrNovo, Taoz, for the acquisition of its holding in TyrNovo, which was approximately 4.1% of TyrNovo's share capital. In exchange for these shares and for the waiving of investment rights and put options which were granted on February 9, 2017, the Company issued to Taoz 140,845 newly issued ordinary shares of the Company. The fair value of the shares issued as consideration for the acquisition of TyrNovo Shares amounted to USD 237 thousand. The fair value of the shares issued in consideration for waving the rights amounted to USD 136 thousand. As part of the agreement, the Company committed to register the newly issued shares for trading. The registration statement, registering the Company's ADSs representing the newly issued shares for trading, was declared effective by the SEC as of August 8, 2018. In accordance with the agreement, the Company paid to Taoz in cash the difference between the share price of Purple's shares on the closing date to that on the registration date, which amounted to USD 160 thousand. The cash payment was recorded to finance expenses.

The carrying amount of TyrNovo's net assets in the consolidated financial statements on the date of the acquisition was USD 1,977 thousand. The Group recognized a decrease in non-controlling interests of USD 93 thousand, an increase in share premium of USD 237 thousand and a decrease in a capital reserve for transactions with non-controlling interest of USD 144 thousand.

In addition, the Company derecognized the derivative liability of USD 1,030 thousand, recognized an amount of USD 894 thousand as other income and an increase in share premium of USD 136 thousand deriving from the waiving of the rights, as described above.

The closing of this transaction took place on June 15, 2018, following which the Company held approximately 97.4% of TyrNovo's issued and outstanding ordinary shares.

4.	Non-controlling interests

Non-controlling interests are presented based on their proportionate interest in the recognized amount of the assets and liabilities of TyrNovo, see Note 10F.

5.	During 2019 TyrNovo issued 13,750 shares to Purple which increased the Company's direct ownership of equity from 97.6% to 98.47%.

B.	Acquisition of Famewave

On March 14, 2019 the Company signed an agreement to acquire 100% of FameWave Ltd, a privately held biopharmaceutical Company developing CM24, ("FameWave") from its shareholders in exchange for USD 10 million worth of its newly issued ADSs with a long-term lock-up period, priced at USD 12.3 per ADS, plus 50% warrant coverage based on an exercise price of USD 19.8 per ADS with a 4-year term. In addition, the Company provided a loan to FameWave of up to approximately USD 2 million to finance its operation until the closing of the acquisition. The acquisition closed on January 7, 2020.

In consideration of the transfer of the FameWave shares to the Company and completion of the other condition set forth in the acquisition agreement, the aggregate purchase price paid by the Company for 100% of shareholders, and other stake holders (a) 807,561 of the Company's ADSs, (b) warrants to purchase 403,781 additional ADSs with a term of exercise of 4 years beginning on the date of issuance, and subject to other terms and conditions as set forth herein and in the 'warrant agreements of the Company (c) 54,472 RSUs and 27,236 options to purchase 27,236 shares of the Company.

The consideration was recorded based on the fair value of the assets purchased.

Under the terms of the agreement, OrbiMed, Pontifax and Arkin Holdings, leading life-science focused investment funds, exchanged their shares in FameWave for Purple ADSs and warrants, and invested USD 3.5 million in Purple in exchange for additional 284,553 newly issued ADSs of Purple. As of January 7, 2020, OrbiMed, Pontifax and Arkin Holdings each held approximately 11% of Purple's shares on a non-diluted basis.

The acquisition was accounted for as an asset purchase as it does not meet the definition of a business combination in accordance with IFRS 3.

FameWave does not include a system of inputs and processes, and at this stage there are no outputs. In addition, most of the fair value of the acquired assets is attributable to a single identifiable asset which is the in-process research and development asset. In addition, no goodwill was recognized on the acquisition date, See below.

Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

USD thousands
Cash	69
Intangible assets (1)	14,310
Other receivables	6
Trade payables	(2,283)
Other payables	(2,102)
Total net identifiable assets	10,000

(1)	In-process research and development

Purchased in-process research and development expense represents the value assigned to research and development projects, which were commenced but not yet completed at the date of acquisition. Technological feasibility for these projects has not been established and they have no alternative future use in research and development activities or otherwise.

The fair value of the assets and liabilities recognized at the acquisition date was determined according to the estimated fair value of those items. The fair value was estimated as the amount for which those items could be acquired or sold between a willing buyer and a willing seller in an arm's length transaction.

C.	The recoverable amount of the in-process research and development assets (hereinafter – "intangible assets") was based on their value in use and was determined by discounting the future cash flows to be generated from them by using the discounted cash flows method, on the annual year test. The recoverable amount of the intangible assets exceeds their carrying amount, thus no impairment loss was recognized. The discount rate used for calculating intangible assets recoverable amount is 15%, in addition to taking into consideration the risks associated in drug candidates at this stage of development.